Pioneer Floating Rate Fund

Schedule of Investments | July 31, 2019

Ticker Symbols: Class A FLARX Class C FLRCX Class Y FLYRX

Schedule of Investments | 7/31/19 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 97.8%
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 88.0% of Net Assets*(a)
	Aerospace & Defense - 2.8%
1,958,126	Air Canada, Replacement Term Loan, 4.241% (LIBOR + 200 bps), 10/6/23	$1,966,286
485,000	American Airlines, Inc., 2017 Class B Term Loan, 4.241% (LIBOR + 200 bps), 4/28/23	482,575
863,179	American Airlines, Inc., 2017 Class B Term Loan, 4.325% (LIBOR + 200 bps), 12/14/23	858,863
2,850,528	American Airlines, Inc., 2018 Replacement Term Loan, 4.061% (LIBOR + 175 bps), 6/27/25	2,799,754
1,500,000	Jazz Acquisition, Inc., First Lien Initial Term Loan, 6.58% (LIBOR + 425 bps), 6/19/26	1,501,875
2,180,889	MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan, 4.484% (LIBOR + 225 bps), 5/17/24	1,966,436
1,715,000	Peraton Corp. (fka MHVC Acquisition Corp.), First Lien Initial Term Loan, 7.49% (LIBOR + 525 bps), 4/29/24	1,710,713
1,646,477	United AirLines, Inc., Refinanced Term Loan, 3.984% (LIBOR + 175 bps), 4/1/24	1,617,663
2,332,375	WP CPP Holdings, LLC, First Lien Initial Term Loan, 6.01% (LIBOR + 375 bps), 4/30/25	2,336,018
	Total Aerospace & Defense	$15,240,183
	Automobile - 4.4%
640,982	Allison Transmission, Inc., Initial Term Loan, 4.261% (LIBOR + 200 bps), 3/29/26	$645,558
1,218,243	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.522% (LIBOR + 225 bps), 4/6/24	1,199,017
916,193	Commercial Vehicle Group, Inc., (CVG) Initial Term Loan, 8.234% (LIBOR + 600 bps), 4/12/23	920,774
1,516,631	Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 4.234% (LIBOR + 200 bps), 11/2/23	1,450,286
1,409,254	CWGS Group LLC, (aka Camping World, Inc.), Term Loan, 5.152% (LIBOR + 275 bps), 11/8/23	1,323,818
1,496,040	Dana, Inc., 2018 New Term Loan B Advance, 4.484% (LIBOR + 225 bps), 2/27/26	1,496,040
3,325,000	Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.32% (LIBOR + 200 bps), 3/3/25	3,287,079
500,000	IAA, Inc., Initial Term Loan, 4.625% (LIBOR + 225 bps), 6/29/26	503,750
509,825	KAR Auction Services, Inc., Tranche B-5 Term Loan, 4.875% (LIBOR + 250 bps), 3/9/23	511,737
3,384,138	Navistar, Inc., Tranche B Term Loan, 5.83% (LIBOR + 350 bps), 11/6/24	3,391,312
1,558,713	Superior Industries International, Inc., Replacement Term Loan, 6.234% (LIBOR + 400 bps), 5/22/24	1,488,571
1,820,764	Thor Industries, Inc., Initial USD Term Loan, 6.188% (LIBOR + 375 bps), 2/1/26	1,803,694
2,377,581	TI Group Automotive Systems LLC, Initial US Term Loan, 4.734% (LIBOR + 250 bps), 6/30/22	2,374,609
2,018,498	Tower Automotive Holdings USA LLC, Initial Term Loan, 5.125% (LIBOR + 275 bps), 3/7/24	2,024,806
1,807,917	Visteon Corp., New Term Loan, 4.028% (LIBOR + 175 bps), 3/25/24	1,775,148
	Total Automobile	$24,196,199
	Banking - 0.5%
1,000,000	Azalea TopCo, Inc., First Lien Initial Term Loan, 8.0% (PRIME + 250 bps), 7/24/26	$999,688
1,851,516	EWT Holdings III Corp. (fka WTG Holdings III Corp.), Refinancing 2017-2 First Lien Term Loan, 5.234% (LIBOR + 300 bps), 12/20/24	1,853,831
	Total Banking	$2,853,519
	Beverage, Food & Tobacco - 3.0%
977,550	Albertson's LLC, 2017-1 Term B-5 Loan, 5.311% (LIBOR + 300 bps), 12/21/22	$980,937
2,971,142	Albertson's LLC, 2017-1 Term B-6 Loan, 5.234% (LIBOR + 300 bps), 6/22/23	2,979,732
1,243,750	Albertson's LLC, 2018 Term B-7 Loan, 5.234% (LIBOR + 300 bps), 11/17/25	1,247,247
3,789,925	Chobani LLC (Chobani Idaho LLC), First Lien New Term Loan, 5.734% (LIBOR + 350 bps), 10/10/23	3,761,501
1,310,758	H-Food Holdings LLC (aka Hearthside Food Solutions LLC), Initial Term Loan, 5.922% (LIBOR + 369 bps), 5/23/25	1,290,605
1,550,891	JBS USA LUX SA, Term Loan B, 4.734% (LIBOR + 250 bps), 5/1/26	1,554,930
1,739,248	Post Holdings, Inc., Series A, Incremental Term Loan, 4.27% (LIBOR + 200 bps), 5/24/24	1,742,865
1,039,500	Sigma Holdco BV (aka Flora Foods), Facility B2, 5.32% (LIBOR + 300 bps), 7/2/25	1,038,417
2,469,925	Utz Quality Foods LLC, First Lien Initial Term Loan, 5.734% (LIBOR + 350 bps), 11/21/24	2,467,608
	Total Beverage, Food & Tobacco	$17,063,842
	Broadcasting & Entertainment - 3.5%
2,365,306	Charter Communications Operating LLC (aka CCO Safari LLC), Term B Loan, 4.33% (LIBOR + 200 bps), 4/30/25	$2,373,585
1,540,685	Creative Artists Agency LLC, Refinancing Term Loan, 5.234% (LIBOR + 300 bps), 2/15/24	1,546,703
3,081,456	Gray Television, Inc., Term B-2 Loan, 4.582% (LIBOR + 225 bps), 2/7/24	3,083,382
2,238,750	Gray Television, Inc., Term C Loan, 4.832% (LIBOR + 250 bps), 1/2/26	2,246,854
1,077,095	MediArena Acquisition BV (fka AP NMT Acquisition BV), First Lien Dollar Term B Loan, 8.07% (LIBOR + 575 bps), 8/13/21	1,073,505
2,000,000(b)	Nexstar Broadcasting, Inc., Term Loan B, 6/19/26	2,000,208
380,769(b)	Sinclair Television Group, Inc., Term Loan B, 7/17/26	381,959
444,231(b)	Sinclair Television Group, Inc., Term Loan B3, 7/17/26	445,619
4,647,894	Sinclair Television Group, Inc., Tranche B Term Loan, 4.49% (LIBOR + 225 bps), 1/3/24	4,650,799
1,803,253	UPC Financing Partnership , Facility AR, 4.854% (LIBOR + 250 bps), 1/15/26	1,805,033
	Total Broadcasting & Entertainment	$19,607,647
	Building Materials - 1.1%
1,888,280	Circor International, Inc., Initial Term Loan, 5.869% (LIBOR + 350 bps), 12/11/24	$1,890,640
2,071,875	Summit Materials LLC, New Term Loan, 4.234% (LIBOR + 200 bps), 11/21/24	2,067,990
2,254,000	WKI Holding Co., Inc. (aka World Kitchen), Initial Term Loan, 6.319% (LIBOR + 400 bps), 5/1/24	2,256,817
	Total Building Materials	$6,215,447
	Buildings & Real Estate - 3.4%
2,707,506	Beacon Roofing Supply, Inc., Initial Term Loan, 4.619% (LIBOR + 225 bps), 1/2/25	$2,699,423
1,107,351	Builders FirstSource, Inc., Refinancing Term Loan, 5.33% (LIBOR + 300 bps), 2/29/24	1,107,928
Principal Amount USD ($)		Value
	Buildings & Real Estate - (continued)
2,372,075	DTZ US Borrower LLC (aka Cushman & Wakefield), Closing Date Term Loan, 5.484% (LIBOR + 325 bps), 8/21/25	$2,384,925
960,375	Packers Holdings LLC, Initial Term Loan, 5.318% (LIBOR + 300 bps), 12/4/24	950,371
1,491,296	Penn Engineering & Manufacturing Corp., Tranche B Term Loan, 4.991% (LIBOR + 275 bps), 6/27/24	1,496,850
3,049,696	Southwire Co. LLC (fka Southwire Co.), Initial Term Loan, 4.234% (LIBOR + 200 bps), 5/19/25	3,051,127
1,144,578	Uniti Group, Inc., Shortfall Term Loan, 7.234% (LIBOR + 500 bps), 10/24/22	1,116,320
2,931,818	VICI Properties 1 LLC, Term B Loan, 4.272% (LIBOR + 200 bps), 12/20/24	2,931,818
2,987,148	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 7.234% (LIBOR + 500 bps), 9/29/23	2,994,616
	Total Buildings & Real Estate	$18,733,378
	Chemicals, Plastics & Rubber - 6.3%
1,794,999	Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-2 Term Loan, 5.771% (LIBOR + 325 bps), 9/13/23	$1,755,734
1,352,406	Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-3 Term Loan, 5.771% (LIBOR + 325 bps), 9/13/23	1,322,822
2,377,861	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-3 Dollar Loan, 4.08% (LIBOR + 175 bps), 6/1/24	2,371,025
1,746,797	Berry Global, Inc. (fka Berry Plastics Corp.), Term Q Loan, 4.629% (LIBOR + 225 bps), 10/1/22	1,747,988
488,750	Berry Global, Inc. (fka Berry Plastics Corp.), Term R Loan, 4.629% (LIBOR + 225 bps), 1/19/24	488,139
3,947,689	Chemours Co., Tranche B-2 US Dollar Term Loan, 3.99% (LIBOR + 175 bps), 4/3/25	3,757,659
1,189,872	Element Solutions, Inc. (Macdermid, Inc.), Initial Term Loan, 4.484% (LIBOR + 225 bps), 1/30/26	1,191,607
2,768,886	Entegris, Inc. (fka Versum Materials, Inc.), Term Loan, 4.33% (LIBOR + 200 bps), 9/29/23	2,771,049
2,462,500	HD Supply Waterworks, Ltd., Initial Term Loan, 5.238% (LIBOR + 275 bps), 8/1/24	2,465,044
2,377,659	LTI Holdings, Inc., First Lien Initial Term Loan, 5.734% (LIBOR + 350 bps), 9/6/25	2,279,581
1,538,055	Omnova Solutions, Inc., Term B-2 Loan, 5.484% (LIBOR + 325 bps), 8/25/23	1,543,822
1,007,216	Orion Engineered Carbons GmbH, Initial Dollar Term Loan, 4.33% (LIBOR + 200 bps), 7/25/24	1,001,338
982,704	PQ Corp., Third Amendment Tranche B-1 Term Loan, 4.756% (LIBOR + 250 bps), 2/8/25	983,318
2,287,158	Reynolds Group Holdings, Inc., Incremental US Term Loan, 4.984% (LIBOR + 275 bps), 2/5/23	2,291,242
1,336,312	Tata Chemicals North America, Term Loan, 5.125% (LIBOR + 275 bps), 8/7/20	1,337,982
1,920,750	Trident TPI Holdings, Inc., Tranche B-1 Term Loan, 5.484% (LIBOR + 325 bps), 10/17/24	1,827,113
2,236,110	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 5.272% (LIBOR + 300 bps), 9/23/24	2,223,765
2,456,406	Twist Beauty International Holdings SA, Facility B2, 5.524% (LIBOR + 300 bps), 4/22/24	2,408,303
1,006,527	Univar USA, Inc., Term B-3 Loan, 4.484% (LIBOR + 225 bps), 7/1/24	1,008,414
	Total Chemicals, Plastics & Rubber	$34,775,945
	Computers & Electronics - 2.8%
2,958,637	Applied Systems, Inc., First Lien Closing Date Term Loan, 5.33% (LIBOR + 300 bps), 9/19/24	$2,954,145
995,000	Celestica, Inc., Incremental Term B–2 Loan, 4.741% (LIBOR + 250 bps), 6/27/25	975,100
990,000	Celestica, Inc., Term B Loan, 4.366% (LIBOR + 213 bps), 6/27/25	965,250
1,564,000	Dynatrace LLC, First Lien Term Loan, 5.234% (LIBOR + 300 bps), 8/22/25	1,568,562
1,847,100	Energizer Holdings, Inc., Term B Loan, 4.688% (LIBOR + 225 bps), 12/17/25	1,848,232
1,148,242	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 6.58% (LIBOR + 425 bps), 6/26/25	1,119,535
2,073,750	Iron Mountain Information Management LLC, Incremental Term B Loan, 3.984% (LIBOR + 175 bps), 1/2/26	2,045,184
1,408,484	Microchip Technology, Inc., Initial Term Loan, 4.24% (LIBOR + 200 bps), 5/29/25	1,410,684
1,237,540	ON Semiconductor Corp., 2018 New Replacement Term B-3 Loan, 3.984% (LIBOR + 175 bps), 3/31/23	1,235,736
1,833,906	Ultra Clean Holdings, Inc., Term Loan B, 6.734% (LIBOR + 450 bps), 8/27/25	1,797,228
	Total Computers & Electronics	$15,919,656
	Construction & Building - 0.3%
1,635,746	Quikrete Holdings, Inc., First Lien Initial Term Loan, 4.984% (LIBOR + 275 bps), 11/15/23	$1,623,916
	Total Construction & Building	$1,623,916
	Consumer Nondurables - 0.3%
1,500,000(b)	Sunshine Luxembourg VII S.a.r.l, Term Loan, 7/17/26	$1,506,563
	Total Consumer Nondurables	$1,506,563
	Containers, Packaging & Glass - 0.6%
3,111,250	Plastipak Holdings, Inc., Tranche B Term Loan, 4.74% (LIBOR + 250 bps), 10/14/24	$3,104,639
	Total Containers, Packaging & Glass	$3,104,639
	Diversified & Conglomerate Manufacturing - 0.5%
561,437	Delos Finance S.a.r.l., Term Loan, 4.08% (LIBOR + 175 bps), 10/6/23	$563,542
1,395,900	Pelican Products, Inc., First Lien Term Loan, 5.879% (LIBOR + 350 bps), 5/1/25	1,378,451
1,118,115	STG-Fairway Acquisitions, Inc. (aka First Advantage), First Lien Term Loan, 7.484% (LIBOR + 525 bps), 6/30/22	1,122,308
	Total Diversified & Conglomerate Manufacturing	$3,064,301
	Diversified & Conglomerate Service - 7.9%
3,971,453	Albany Molecular Research, Inc., First Lien Initial Term Loan, 5.484% (LIBOR + 325 bps), 8/30/24	$3,930,082
605,978	Alion Science and Technology Corp., First Lien Term Loan, 6.734% (LIBOR + 450 bps), 8/19/21	607,493
909,910	Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan, 6.507% (LIBOR + 425 bps), 7/10/26	911,805
191,484	ASGN, Inc. (fka On Assignment, Inc.), Initial Term B-2 Loan, 4.234% (LIBOR + 200 bps), 4/2/25	191,843
785,382	Avis Budget Car Rental LLC, Tranche B Term Loan, 4.24% (LIBOR + 200 bps), 2/13/25	786,354
1,663,965	AVSC Holding Corp. (aka PSAV, Inc.), First Lien Initial Term Loan, 5.613% (LIBOR + 325 bps), 3/3/25	1,626,526
Principal Amount USD ($)		Value
	Diversified & Conglomerate Service - (continued)
912,703	CB Poly Investments LLC, First Lien Closing Date Term Loan, 5.984% (LIBOR + 375 bps), 8/16/23	$917,266
2,672,279	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 4.734% (LIBOR + 250 bps), 3/1/24	2,670,401
3,193,146	Constellis Holdings LLC, First Lien Term B Loan, 7.256% (LIBOR + 500 bps), 4/21/24	2,474,688
1,532,298	DG Investment Intermediate Holdings 2, Inc. (aka Convergint Technologies Holdings LLC), First Lien Initial Term Loan, 5.234% (LIBOR + 300 bps), 2/3/25	1,495,906
2,301,702	DTI Holdco, Inc., Replacement B-1 Term Loan, 7.006% (LIBOR + 475 bps), 9/29/23	2,117,566
1,955,222	Filtration Group Corp., Initial Dollar Term Loan, 5.234% (LIBOR + 300 bps), 3/29/25	1,962,249
575,326	Gates Global LLC, Initial B-2 Dollar Term Loan, 4.984% (LIBOR + 275 bps), 4/1/24	573,438
2,480,000	GHX Ultimate Parent Corp., First Lien Initial Term Loan, 5.58% (LIBOR + 325 bps), 6/28/24	2,455,200
1,485,000	Iqvia, Inc. (Quintiles IMS), Term B-3 Dollar Loan, 4.008% (LIBOR + 175 bps), 6/11/25	1,486,237
1,840,896	Jaguar Holding Co. I LLC (fka Jaguar Holding Co. I) (aka Pharmaceutical Product Development LLC), 2018 Term Loan, 4.734% (LIBOR + 250 bps), 8/18/22	1,840,896
992,462	Mitchell International, Inc., First Lien Initial Term Loan, 5.484% (LIBOR + 325 bps), 11/29/24	946,561
3,243,791	NVA Holdings, Inc., First Lien Term B3 Loan, 4.984% (LIBOR + 275 bps), 2/2/25	3,244,466
1,726,471	Outfront Media Capital LLC (Outfront Media Capital Corp.), Term Loan, 4.36% (LIBOR + 200 bps), 3/18/24	1,728,091
1,980,000	Sound Inpatient Physicians, Inc., First Lien Initial Term Loan, 4.984% (LIBOR + 275 bps), 6/27/25	1,977,525
500,000	Sound Inpatient Physicians, Inc., Second Lien Initial Term Loan, 8.984% (LIBOR + 675 bps), 6/26/26	504,375
2,932,500	Team Health Holdings, Inc., Initial Term Loan, 4.984% (LIBOR + 275 bps), 2/6/24	2,584,266
1,024,114	Tempo Acquisition LLC, Initial Term Loan, 5.234% (LIBOR + 300 bps), 5/1/24	1,026,994
1,389,695	Trico Group LLC, First Lien Tranche B-2 Term Loan, 9.33% (LIBOR + 700 bps), 2/2/24	1,341,056
720,225	West Corp., Incremental Term B-1 Loan, 6.022% (LIBOR + 350 bps), 10/10/24	667,108
2,599,418	West Corp., Initial Term B Loan, 6.522% (LIBOR + 400 bps), 10/10/24	2,431,540
1,387,866	WEX Inc., Term B-3 Loan, 4.484% (LIBOR + 225 bps), 5/15/26	1,392,203
	Total Diversified & Conglomerate Service	$43,892,135
	Electric & Electrical - 0.7%
2,546,107	Dell International LLC (EMC Corp.), Refinancing Term B Loan, 4.24% (LIBOR + 200 bps), 9/7/23	$2,556,539
1,417,128	Rackspace Hosting, Inc., First Lien Term B Loan, 5.576% (LIBOR + 300 bps), 11/3/23	1,319,954
	Total Electric & Electrical	$3,876,493
	Electronics - 2.7%
870,797	Avast Software BV, 2018 Refinancing Dollar Term Loan, 4.58% (LIBOR + 225 bps), 9/29/23	$873,083
1,576,931	Cabot Microelectronics Corp., Initial Term Loan, 4.5% (LIBOR + 225 bps), 11/14/25	1,584,158
1,651,919	nThrive, Inc. (fka Precyse Acquisition Corp.), Additional Term B-2 Loan, 6.734% (LIBOR + 450 bps), 10/20/22	1,552,803
519,621	Rovi Solutions Corp./Rovi Guides, Inc., Term B Loan, 4.74% (LIBOR + 250 bps), 7/2/21	513,613
5,119,872	Scientific Games International, Inc., Initial Term B-5 Loan, 4.984% (LIBOR + 275 bps), 8/14/24	5,102,807
1,601,358	Verint System, Inc., Refinancing Term Loan, 4.402% (LIBOR + 200 bps), 6/28/24	1,612,328
3,822,954	Western Digital Corp., US Term B-4 Loan, 4.012% (LIBOR + 175 bps), 4/29/23	3,816,956
	Total Electronics	$15,055,748
	Environmental Services - 0.5%
2,576,037	GFL Environmental, Inc., Effective Date Incremental Term Loan, 5.234% (LIBOR + 300 bps), 5/30/25	$2,560,473
	Total Environmental Services	$2,560,473
	Financial Services - 1.4%
2,507,776	Baring Private Equity Asia VI Holdings, Ltd., First Lien Initial Dollar Term Loan, 5.234% (LIBOR + 300 bps), 10/26/22	$2,501,506
1,881,000	Blackhawk Network Holdings, Inc., First Lien Term Loan, 5.234% (LIBOR + 300 bps), 6/15/25	1,880,020
1,157,562	Everi Payments, Inc., Term B Loan, 5.234% (LIBOR + 300 bps), 5/9/24	1,161,175
1,595,002	RPI Finance Trust, Initial Term Loan B-6, 4.234% (LIBOR + 200 bps), 3/27/23	1,605,968
562,025	Trans Union LLC, 2017 Replacement Term B-3 Loan, 4.234% (LIBOR + 200 bps), 4/10/23	564,015
	Total Financial Services	$7,712,684
	Forest Products - 0.3%
1,719,409	ProAmpac PG Borrower LLC, First Lien Initial Term Loan, 5.897% (LIBOR + 350 bps), 11/20/23	$1,685,557
	Total Forest Products	$1,685,557
	Grocery - 0.1%
800,000	Diplomat Pharmacy, Inc., Initial Term B Loan, 6.74% (LIBOR + 450 bps), 12/20/24	$749,000
	Total Grocery	$749,000
	Healthcare & Pharmaceuticals - 4.8%
1,144,181	Acadia Healthcare Co., Inc., Tranche B-4 Term Loan, 4.734% (LIBOR + 250 bps), 2/16/23	$1,147,041
1,361,588	Agiliti Health, Inc., Initial Term Loan, 5.438% (LIBOR + 300 bps), 1/4/26	1,366,659
931	Akorn, Inc., Term Loan, 2.25% (LIBOR + 700 bps), 4/16/21	860
1,854,875	Alkermes, Inc., 2023 Term Loan, 4.58% (LIBOR + 225 bps), 3/27/23	1,857,194
2,480,813	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 5.734% (LIBOR + 350 bps), 9/26/24	2,348,089
1,835,400	Auris Luxembourg III S.a r.l., Facility B2, 5.984% (LIBOR + 375 bps), 2/27/26	1,845,438
585,000	Cidron Healthcare, Ltd. (aka ConvaTec, Inc.), Term B Loan, 4.58% (LIBOR + 225 bps), 10/31/23	585,000
1,236,152	Concentra, Inc., First Lien Tranche B-1 Term Loan, 5.21% (LIBOR + 275 bps), 6/1/22	1,240,777
1,000,000	Curium BidCo S.a r.l., Facility B (USD), 6.367% (LIBOR + 400 bps), 7/9/26	1,010,000
1,271,184	Endo Luxembourg Finance Co. I S.a r.l., Initial Term Loan, 6.5% (LIBOR + 425 bps), 4/29/24	1,155,824
979,798	Explorer Holdings, Inc., Initial Term Loan, 6.08% (LIBOR + 375 bps), 5/2/23	980,410
1,836,670	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan, 6.0% (LIBOR + 375 bps), 7/2/25	1,846,404
Principal Amount USD ($)		Value
	Healthcare & Pharmaceuticals - (continued)
676,807	Grifols Worldwide Operations, Ltd., Tranche B Term Loan, 4.599% (LIBOR + 225 bps), 1/31/25	$679,504
2,597,734	HC Group Holdings III, Inc., First Lien Refinancing Term Loan, 5.984% (LIBOR + 375 bps), 4/7/22	2,596,111
1,736,875	Kindred Healthcare LLC, Closing Date Term Loan, 7.25% (LIBOR + 500 bps), 7/2/25	1,719,506
1,437,327	NMN Holdings III Corp., First Lien Closing Date Term Loan, 5.984% (LIBOR + 375 bps), 11/13/25	1,434,632
456,019	Prestige Brands, Inc., Term B-4 Loan, 4.234% (LIBOR + 200 bps), 1/26/24	456,247
1,595,269	Prospect Medical Holdings, Inc., Term B-1 Loan, 7.875% (LIBOR + 550 bps), 2/22/24	1,594,253
2,503,952	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 5.234% (LIBOR + 300 bps), 5/15/22	2,480,998
	Total Healthcare & Pharmaceuticals	$26,344,947
	Healthcare, Education & Childcare - 3.4%
866,250	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 6.734% (LIBOR + 450 bps), 10/24/23	$826,186
500,000	Alliance HealthCare Services, Inc., Second Lien Initial Term Loan, 12.234% (LIBOR + 1,000 bps), 4/24/24	496,250
2,776,928	ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 5.77% (LIBOR + 350 bps), 5/10/23	2,742,217
937,500	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), First Incremental Term Loan, 5.129% (LIBOR + 275 bps), 11/27/25	938,320
3,597,226	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), Initial Term Loan, 5.379% (LIBOR + 300 bps), 6/2/25	3,607,341
998,079	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 6.08% (LIBOR + 375 bps), 2/21/25	999,701
1,679,472	Life Time Fitness, Inc., 2017 Refinancing Term Loan, 5.272% (LIBOR + 275 bps), 6/10/22	1,681,221
1,030,327	Quorum Health Corp., Term Loan, 9.006% (LIBOR + 675 bps), 4/29/22	1,021,312
1,937,995	Regionalcare Hospital Partners Holdings, Inc., First Lien Term B Loan, 6.769% (LIBOR + 450 bps), 11/16/25	1,949,805
2,702,617	Select Medical Corp., Tranche B Term Loan, 4.85% (LIBOR + 250 bps), 3/6/25	2,702,617
1,500,000	U.S. Renal Care, Inc., Initial Term Loan, 7.25% (LIBOR + 500 bps), 6/26/26	1,473,750
333,160	Universal Health Services, Inc., Incremental Tranche B Facility, 3.984% (LIBOR + 175 bps), 10/31/25	334,327
	Total Healthcare, Education & Childcare	$18,773,047
	Home & Office Furnishings - 0.2%
1,248,500	Armstrong World Industries, Inc., Term Loan B, 5.052% (LIBOR + 275 bps), 3/31/23	$1,249,021
	Total Home & Office Furnishings	$1,249,021
	Hotel, Gaming & Leisure - 3.3%
3,344,275	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 4.484% (LIBOR + 225 bps), 2/16/24	$3,352,201
2,358,551	Boyd Gaming Corp., Refinancing Term B Loan, 4.624% (LIBOR + 225 bps), 9/15/23	2,363,816
1,384,135	Golden Nugget, Inc. (aka Landry's, Inc.), Initial B Term Loan, 5.02% (LIBOR + 275 bps), 10/4/23	1,388,710
450,000	Hanjin International Corp. (aka Wilshire Grand Center), Initial Term Loan, 4.769% (LIBOR + 250 bps), 10/19/20	445,500
869,636	Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 4.016% (LIBOR + 175 bps), 6/22/26	873,712
1,194,000	Marriott Ownership Resorts, Inc., Initial Term Loan, 4.484% (LIBOR + 225 bps), 8/29/25	1,199,961
2,646,113	MGM Growth Properties Operating Partnership LP, Term B Loan, 4.234% (LIBOR + 200 bps), 3/21/25	2,650,082
2,487,500	Penn National Gaming, Inc., Term B-1 Facility Loan, 4.484% (LIBOR + 225 bps), 10/15/25	2,494,582
1,784,196	Stars Group Holdings BV, USD Term Loan, 5.83% (LIBOR + 350 bps), 7/10/25	1,795,347
1,933,930	Station Casinos LLC, Term B Facility Loan, 4.74% (LIBOR + 250 bps), 6/8/23	1,938,334
	Total Hotel, Gaming & Leisure	$18,502,245
	Insurance - 2.2%
2,016,396	Alliant Holdings Intermediate LLC, Initial Term Loan, 5.269% (LIBOR + 300 bps), 5/9/25	$1,989,459
2,859,861	Asurion LLC (fka Asurion Corp.), New Term Loan B7, 5.234% (LIBOR + 300 bps), 11/3/24	2,870,139
570,677	Asurion LLC (fka Asurion Corp.), Replacement B-6 Term Loan, 5.234% (LIBOR + 300 bps), 11/3/23	572,549
2,226,638	Confie Seguros Holding II Co., Term B Loan, 7.08% (LIBOR + 475 bps), 4/19/22	2,189,527
2,039,352	Integro Parent, Inc., First Lien Initial Term Loan, 8.243% (LIBOR + 575 bps), 10/31/22	1,998,565
841,615	MPH Acquisition Holdings LLC, Initial Term Loan, 5.08% (LIBOR + 275 bps), 6/7/23	818,019
1,866,750	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 5.33% (LIBOR + 300 bps), 5/16/24	1,844,194
	Total Insurance	$12,282,452
	Leasing - 1.3%
1,883,673	Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 4.022% (LIBOR + 175 bps), 1/15/25	$1,890,585
2,564,779	Fly Funding II S.a r.l., Term Loan, 4.56% (LIBOR + 200 bps), 2/9/23	2,569,588
984,496	Hertz Corp., Tranche Term B-1 Loan, 4.984% (LIBOR + 275 bps), 6/30/23	982,650
1,535,563	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 6.152% (LIBOR + 375 bps), 9/11/23	1,536,203
90,045	Kasima LLC (Digital Cinema Implementation Partners LLC), Term Loan, 7.0% (PRIME + 150 bps), 5/17/21	90,157
	Total Leasing	$7,069,183
	Leisure & Entertainment - 1.6%
1,757,250	24 Hour Fitness Worldwide, Inc., Term Loan, 5.734% (LIBOR + 350 bps), 5/30/25	$1,760,545
1,942,545	CityCenter Holdings LLC, Term B Loan, 4.484% (LIBOR + 225 bps), 4/18/24	1,947,886
2,810,313	Fitness International LLC, Term B Loan, 5.484% (LIBOR + 325 bps), 4/18/25	2,803,872
936,476	MCC Iowa LLC, Tranche M Term Loan, 4.35% (LIBOR + 200 bps), 1/15/25	942,891
Principal Amount USD ($)		Value
	Leisure & Entertainment - (continued)
1,417,746	Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.24% (LIBOR + 200 bps), 4/17/26	$1,423,728
	Total Leisure & Entertainment	$8,878,922
	Machinery - 2.5%
1,999,146	Blount International, Inc., New Refinancing Term Loan, 5.946% (LIBOR + 375 bps), 4/12/23	$2,002,479
1,638,561	Clark Equipment Co. (aka Doosan Bobcat, Inc.), Repriced Term Loan, 4.33% (LIBOR + 200 bps), 5/18/24	1,638,561
1,760,000	CTC AcquiCo GmbH, Facility B2, 5.272% (LIBOR + 275 bps), 3/7/25	1,727,000
1,713,700	Gardner Denver, Inc., Tranche B-1 Dollar Term Loan, 4.984% (LIBOR + 275 bps), 7/30/24	1,720,423
1,648,427	Milacron LLC, Term B Loan, 4.734% (LIBOR + 250 bps), 9/28/23	1,649,457
694,179	NN, Inc., Tranche B Term Loan, 5.984% (LIBOR + 375 bps), 10/19/22	684,634
2,020,178	Shape Technologies Group, Inc., Initial Term Loan, 5.259% (LIBOR + 300 bps), 4/21/25	1,935,583
353,257	Terex Corp., Incremental US Term Loan, 4.345% (LIBOR + 200 bps), 1/31/24	353,312
1,946,741	Welbilt, Inc. (fka Manitowoc Foodservice, Inc.), Term B Loan, 4.734% (LIBOR + 250 bps), 10/23/25	1,935,386
	Total Machinery	$13,646,835
	Manufacturing - 0.2%
1,345,164	Aristocrat Leisure, Ltd., Term B-3 Loan, 4.028% (LIBOR + 175 bps), 10/19/24	$1,347,350
	Total Manufacturing	$1,347,350
	Media - 2.2%
345,625	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), January 2018 Incremental Term Loan, 4.825% (LIBOR + 250 bps), 1/25/26	$343,463
3,739,247	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, 4.575% (LIBOR + 225 bps), 7/17/25	3,712,728
2,615,760	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), October 2018 Incremental Term Loan, 4.575% (LIBOR + 225 bps), 1/15/26	2,592,873
2,000,000(b)	Diamond Sports Group, LLC, Term Loan, 7/17/26	2,005,612
1,523,727	Quincy Media, Inc. (fka Quincy Newspapers, Inc.), Term Loan B, 5.29% (LIBOR + 300 bps/PRIME + 200 bps), 11/2/22	1,517,694
889,635	Townsquare Media, Inc., Additional Term B Loan, 5.234% (LIBOR + 300 bps), 4/1/22	889,078
1,100,000	Ziggo Secured Finance Partnership, Term Loan E Facility, 4.825% (LIBOR + 250 bps), 4/15/25	1,094,802
	Total Media	$12,156,250
	Metals & Mining - 2.3%
990,000	Aleris International, Inc., Initial Term Loan, 6.984% (LIBOR + 475 bps), 2/27/23	$993,713
2,196,373	Atkore International, Inc., First Lien Initial Incremental Term Loan, 5.07% (LIBOR + 275 bps), 12/22/23	2,203,929
1,773,437	Big River Steel LLC, Closing Date Term Loan, 7.33% (LIBOR + 500 bps), 8/23/23	1,786,738
2,249,532	BWay Holding Co., Initial Term Loan, 5.59% (LIBOR + 325 bps), 4/3/24	2,217,663
1,387,500	Oxbow Calcining LLC, First Lien Tranche B Term Loan, 5.984% (LIBOR + 375 bps), 1/4/23	1,396,172
2,235,348	Phoenix Services International LLC, Term Loan B, 6.075% (LIBOR + 375 bps), 3/1/25	2,229,759
1,871,837	TMS International Corp. (aka Tube City IMS Corp.), Term B-2 Loan, 4.997% (LIBOR + 275 bps), 8/14/24	1,874,130
	Total Metals & Mining	$12,702,104
	Oil & Gas - 3.5%
1,400,000	BCP Raptor II LLC, Initial Term Loan, 6.984% (LIBOR + 475 bps), 11/3/25	$1,309,000
750,000	California Resources Corp., Term Loan, 12.616% (LIBOR + 1,038 bps), 12/31/21	760,625
1,990,000	Centurion Pipeline Co. LLC, Initial Term Loan, 5.484% (LIBOR + 325 bps), 9/29/25	1,995,389
2,666,268	Delek US Holdings, Inc., Initial Term Loan, 4.58% (LIBOR + 225 bps), 3/31/25	2,662,935
3,000,000	Encino Acquisition Partners Holdings LLC, Second Lien Initial Term Loan, 8.984% (LIBOR + 675 bps), 10/29/25	2,550,000
2,102,382	Gulf Finance LLC, Tranche B Term Loan, 7.618% (LIBOR + 525 bps), 8/25/23	1,701,178
1,723,750	Medallion Midland Acquisition LLC, Initial Term Loan, 5.484% (LIBOR + 325 bps), 10/30/24	1,707,948
1,364,688	NorthRiver Midstream Finance LP, Initial Term B Loan, 5.57% (LIBOR + 325 bps), 10/1/25	1,368,611
954,774	St. Joseph Energy Center LLC, Term B Advance, 5.74% (LIBOR + 350 bps), 4/10/25	950,000
471,903	Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 8.234% (LIBOR + 600 bps), 5/13/22	466,004
3,920,375	Traverse Midstream Partners LLC, Advance Term Loan, 6.26% (LIBOR + 400 bps), 9/27/24	3,840,333
	Total Oil & Gas	$19,312,023
	Personal, Food & Miscellaneous Services - 2.2%
2,750,000(b)	BioScrip, Inc., Cov-Lite TL, 5/22/26	$2,743,125
1,197,521	CSM Bakery Solutions, Ltd. (fka CSM Bakery Supplies, Ltd.), First Lien Term Loan, 6.29% (LIBOR + 400 bps), 7/3/20	1,144,630
492,500	Diamond (BC) BV (aka Diversey), Initial USD Term Loan, 5.256% (LIBOR + 300 bps), 9/6/24	447,970
982,488	IRB Holding Corp. (aka Arby's / Buffalo Wild Wings), Term B Loan, 5.55% (LIBOR + 325 bps), 2/5/25	979,295
2,893,311	Parfums Holding Co., Inc., First Lien Initial Term Loan, 6.772% (LIBOR + 425 bps), 6/30/24	2,882,461
2,426,301	Prime Security Services Borrower LLC (aka Protection 1 Security Solutions) , First Lien December 2018 Incremental Term B-1 Loan, 4.984% (LIBOR + 275 bps), 5/2/22	2,427,514
1,757,691	Revlon Consumer Products Corp., Initial Term B Loan, 6.022% (LIBOR + 350 bps), 9/7/23	1,489,643
	Total Personal, Food & Miscellaneous Services	$12,114,638
	Printing & Publishing - 0.9%
1,622,738	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-1 Loan, 5.234% (LIBOR + 300 bps), 11/8/24	$1,630,175
3,149,888	Trader Corp., First Lien 2017 Refinancing Term Loan, 5.241% (LIBOR + 300 bps), 9/28/23	3,153,747
	Total Printing & Publishing	$4,783,922
	Professional & Business Services - 2.0%
995,000	Global Payments, Inc., Term B-4 Loan, 3.984% (LIBOR + 175 bps), 10/17/25	$996,399
Principal Amount USD ($)		Value
	Professional & Business Services - (continued)
2,766,202	GW Honos Security Corp. (Garda World Security Corp.), Term B Loan, 6.02% (LIBOR + 350 bps), 5/24/24	$2,775,277
929,770	Horizon Pharma USA, Inc., Sixth Amendment Refinancing Term Loan, 4.938% (LIBOR + 250 bps), 5/22/26	931,513
375,000(b)	Nascar Holdings, Inc., Term Loan, 0.0%, 7/27/26	377,031
1,303,875	Pre-Paid Legal Services, Inc. (aka Legal/shield), First Lien Initial Term Loan, 7.75% (PRIME + 225 bps), 5/1/25	1,304,419
1,980,000	SIWF Holdings, Inc. (aka Spring Window Fashions), First Lien Initial Term Loan, 6.52% (LIBOR + 425 bps), 6/15/25	1,976,288
2,580,500	Verscend Holding Corp., Term B Loan, 6.734% (LIBOR + 450 bps), 8/27/25	2,596,607
	Total Professional & Business Services	$10,957,534
	Retail - 4.0%
1,719,375	Bass Pro Group LLC, Initial Term Loan, 7.234% (LIBOR + 500 bps), 9/25/24	$1,631,257
3,701,916	CDW LLC (aka AP Exhaust Acquisition LLC) (fka CDW Corp.), Term Loan, 3.99% (LIBOR + 175 bps), 8/17/23	3,713,063
1,902,642	Global Appliance, Inc. (aka SharkNinja Operating LLC), Tranche B Term Loan, 6.24% (LIBOR + 400 bps), 9/29/24	1,899,074
1,191,000	HD Supply, Inc., Term B-5 Loan, 3.984% (LIBOR + 175 bps), 10/17/23	1,194,722
2,669,799	KFC Holdings Co. (aka Yum! Brands), 2018 Term Loan B, 4.05% (LIBOR + 175 bps), 4/3/25	2,673,122
1,123,089	Men's Wearhouse, Inc., Tranche B-2 Term Loan, 5.652% (LIBOR + 325 bps), 4/9/25	993,933
1,657,689	Michaels Stores, Inc., 2018 New Replacement Term B Loan, 4.745% (LIBOR + 250 bps), 1/30/23	1,607,959
2,336,205	Neiman Marcus Group LTD LLC, Cash Pay Extended Term Loan, 8.38% (LIBOR + 600 bps), 10/25/23	2,009,721
1,932,670	PetSmart, Inc., Amended Term Loan, 6.38% (LIBOR + 400 bps), 3/11/22	1,900,723
995,000	Resideo Funding, Inc., Tranche B Term Loan, 4.33% (LIBOR + 200 bps), 10/24/25	997,480
1,231,367	Shutterfly, Inc., Initial Term B Loan, 4.81% (LIBOR + 250 bps), 8/19/24	1,231,367
700,000	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 6.832% (LIBOR + 450 bps), 9/12/24	693,000
1,592,000	United Natural Foods, Inc., Initial Term Loan, 6.484% (LIBOR + 425 bps), 10/22/25	1,344,576
	Total Retail	$21,889,997
	Telecommunications - 4.5%
3,835,434	CenturyLink, Inc., Initial Term B Loan, 4.984% (LIBOR + 275 bps), 1/31/25	$3,815,778
2,282,750	Ciena Corp., Refinancing Term Loan, 4.272% (LIBOR + 200 bps), 9/26/25	2,291,666
4,125,961	Frontier Communications Corp., Term B-1 Loan, 5.99% (LIBOR + 375 bps), 6/15/24	4,085,196
1,477,372	Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Tranche B-1 Term Loan, 4.234% (LIBOR + 200 bps), 2/15/24	1,482,104
3,667,027	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 4.484% (LIBOR + 225 bps), 2/22/24	3,674,475
2,067,904	Plantronics, Inc., Initial Term B Loan, 4.734% (LIBOR + 250 bps), 7/2/25	2,071,782
4,888,759	Sprint Communications, Inc., Initial Term Loan, 4.75% (LIBOR + 250 bps), 2/2/24	4,880,570
1,045,876	Virgin Media Bristol LLC, Facility K, 4.825% (LIBOR + 250 bps), 1/15/26	1,049,362
731,311	Windstream Services LLC (fka Windstream Corp.), Tranche B-6 Term Loan, 10.5% (PRIME + 500 bps), 3/29/21	752,564
948,360	Windstream Services LLC (fka Windstream Corp.), Tranche B-7 Term Loan, 9.75% (PRIME + 425 bps), 2/17/24	960,215
	Total Telecommunications	$25,063,712
	Textile & Apparel - 0.2%
985,000	Hanesbrands, Inc., New Term Loan B, 3.984% (LIBOR + 175 bps), 12/16/24	$988,694
	Total Textile & Apparel	$988,694
	Transport - 0.3%
674,103	Navios Maritime Partners LP (Navios Partners Finance (US), Inc.), Initial Term Loan, 7.44% (LIBOR + 500 bps), 9/14/20	$671,575
1,610,750(c)	Syncreon Global Finance (US), Inc. (Syncreon Group BV), Term Loan, 6.484% (LIBOR + 425 bps), 10/28/20	835,577
	Total Transport	$1,507,152
	Transportation - 0.8%
408,045	DynCorp International, Inc., Term Loan B2, 8.314% (LIBOR + 600 bps), 7/7/20	$407,536
1,492,500	Envision Healthcare Corp., Initial Term Loan, 5.984% (LIBOR + 375 bps), 10/10/25	1,285,881
1,600,000	Travelport Finance (Luxembourg) S.à.r.l., Initial Term Loan, 7.541% (LIBOR + 500 bps), 5/29/26	1,559,200
907,913	YRC Worldwide, Inc., Tranche B-1 Term Loan, 10.756% (LIBOR + 850 bps), 7/26/22	900,423
	Total Transportation	$4,153,040
	Utilities - 2.5%
1,959,607	APLP Holdings, Ltd. Partnership, Term Loan, 4.984% (LIBOR + 275 bps), 4/13/23	$1,964,506
1,723,750	Calpine Construction Finance Co., LP, Term B Loan, 4.734% (LIBOR + 250 bps), 1/15/25	1,723,750
1,863,026	Compass Power Generation LLC, Tranche B-1 Term Loan, 5.734% (LIBOR + 350 bps), 12/20/24	1,875,251
2,610,010	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 5.984% (LIBOR + 375 bps), 10/2/23	2,622,447
500,000	Edgewater Generation, LLC, Term Loan, 5.984% (LIBOR + 375 bps), 12/13/25	498,688
1,750,000	Talen Energy Supply, LLC, Initial Term Loan 2019, 6.11% (LIBOR + 375 bps), 7/8/26	1,719,375
1,259,711	TerraForm Power Operating LLC, Specified Refinancing Term Loan, 4.234% (LIBOR + 200 bps), 11/8/22	1,262,073
2,232,538	Vistra Operations Co. LLC (fka Tex Operations Co. LLC), Initial Term Loan, 4.234% (LIBOR + 200 bps), 8/4/23	2,238,577
	Total Utilities	$13,904,667
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $492,512,891)	$487,065,060
Shares		Value
	COMMON STOCK - 0.0%† of Net Assets
	Specialty Retail - 0.0%†
54,675^	Targus Cayman SubCo., Ltd.	$113,724
	Total Specialty Retail	$113,724
	TOTAL COMMON STOCK
	(Cost $146,142)	$113,724
	PREFERRED STOCK - 0.0%† of Net Assets
	Consumer Finance - 0.0%†
10,902(e)	GMAC Capital Trust I, 8.303% (3 Month USD LIBOR + 579 bps), 2/15/40	$287,377
	Total Consumer Finance	$287,377
	TOTAL PREFERRED STOCK
	(Cost $286,178)	$287,377
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - 0.3% of Net Assets
1,000,000(a)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 5.879% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	$1,002,480
875,000(a)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class D, 6.253% (3 Month USD LIBOR + 395 bps), 4/15/26 (144A)	831,656
	TOTAL ASSET BACKED SECURITIES
	(Cost $1,881,500)	$1,834,136
	COLLATERALIZED MORTGAGE OBLIGATION - 0.1% of Net Assets
625,000(a)	Morgan Stanley Capital I Trust, Series 2019-BPR, Class D, 6.325% (1 Month USD LIBOR + 400 bps), 5/15/36 (144A)	$624,997
	TOTAL COLLATERALIZED MORTGAGE OBLIGATION
	(Cost $625,000)	$624,997
	CORPORATE BONDS - 2.5% of Net Assets
	Advertising - 0.1%
340,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$306,850
	Total Advertising	$306,850
	Beverages - 0.1%
359,000	Pernod Ricard SA, 4.45%, 1/15/22 (144A)	$376,094
	Total Beverages	$376,094
	Chemicals - 0.1%
376,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	$356,260
	Total Chemicals	$356,260
	Diversified Financial Services - 0.4%
1,000,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	$1,027,500
1,000,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 7/1/21	997,120
	Total Diversified Financial Services	$2,024,620
	Food - 0.1%
550,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/30 (144A)	$550,000
	Total Food	$550,000
	Healthcare-Services - 0.3%
600,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	$574,500
1,000,000	Molina Healthcare, Inc., 5.375%, 11/15/22	1,044,070
246,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	261,916
	Total Healthcare-Services	$1,880,486
	Miscellaneous Manufacturers - 0.2%
1,000,000	EnPro Industries, Inc., 5.75%, 10/15/26	$1,032,500
	Total Miscellaneous Manufacturers	$1,032,500
	Oil & Gas - 0.2%
485,000	Gulfport Energy Corp., 6.625%, 5/1/23	$406,188
947,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	942,596
	Total Oil & Gas	$1,348,784
	Oil & Gas Services - 0.3%
1,000,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.0%, 10/1/22	$1,013,750
1,000,000	FTS International, Inc., 6.25%, 5/1/22	890,000
	Total Oil & Gas Services	$1,903,750
	Packaging & Containers - 0.2%
1,150,000(a)	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.803% (3 Month USD LIBOR + 350 bps), 7/15/21 (144A)	$1,154,312
	Total Packaging & Containers	$1,154,312
	Telecommunications - 0.2%
1,250,000	Hughes Satellite Systems Corp., 5.25%, 8/1/26	$1,324,375
	Total Telecommunications	$1,324,375
	Transportation - 0.3%
1,400,000(a)	Golar LNG Partners LP, 8.768% (3 Month USD LIBOR + 625 bps), 5/18/21 (144A)	$1,414,000
	Total Transportation	$1,414,000
	TOTAL CORPORATE BONDS
	(Cost $13,797,844)	$13,672,031
	INSURANCE-LINKED SECURITIES - 1.1% of Net Assets(f)
	Catastrophe Linked Bonds - 0.1%
	Multiperil - U.S. - 0.1%
300,000+(a)	Panthera Re 2018-1, 5.557% (3 Month U.S. Treasury Bill + 350 bps), 3/9/20 (144A)	$301,980
	Total Catastrophe Linked Bonds	$301,980
Face Amount USD ($)		Value
	Collateralized Reinsurance - 0.1%
	Earthquakes - California - 0.1%
400,000+(d)(g)	Resilience Re, 10/8/19	$439,440
	Multiperil - Worldwide - 0.0%†
368,836+(g)	Kilarney Re 2018, 4/15/20	$186,189
12,000+(g)	Limestone Re 2016-1, 8/31/21	29,413
250,000+(g)	Resilience Re, 12/14/19	2,000
300,000+(d)(g)	Resilience Re, 4/6/20	30
		$217,632
	Windstorm - Florida - 0.0%†
300,000+(g)	Formby Re 2018, 8/31/19	$95,059
102,242+(d)(g)	Formby Re 2018-2, 6/30/19	838
		$95,897
	Total Collateralized Reinsurance	$752,969
	Reinsurance Sidecars - 0.9%
	Multiperil - U.S. - 0.1%
600,000+(d)(g)	Carnoustie Re 2016, 11/30/20	$16,200
600,000+(d)(g)	Carnoustie Re 2017, 11/30/21	152,520
400,000+(d)(h)	Harambee Re 2018, 12/31/21	66,400
400,000+(d)(h)	Harambee Re 2019, 12/31/22	411,040
		$646,160
	Multiperil - Worldwide - 0.8%
400,000+(d)(g)	Alturas Re 2019-2, 3/10/22	$409,600
250,000+(d)(g)	Bantry Re 2016, 3/30/20	20,150
1,635,886+(d)(g)	Berwick Re 2018-1, 12/31/21	261,251
797,173+(d)(g)	Berwick Re 2019-1, 12/31/22	830,843
30,000+(d)(g)	Eden Re II, 3/22/22 (144A)	71,494
570,000+(d)(g)	Eden Re II, 3/22/23 (144A)	614,631
350,000+(g)	Gleneagles Re 2016, 11/30/20	10,920
12,000+(d)(g)	Limestone Re 2018, 3/1/22	45,268
700,000+(d)(h)	Lorenz Re 2018, 7/1/21	144,270
400,000+(d)(g)	Merion Re 2018-2, 12/31/21	407,877
600,000+(g)	Pangaea Re 2016-1, 11/30/20	1,980
600,000+(g)	Pangaea Re 2017-1, 11/30/21	9,660
600,000+(d)(g)	Pangaea Re 2018-1, 12/31/21	35,280
600,000+(d)(g)	Pangaea Re 2018-3, 7/1/22	29,760
491,548+(d)(g)	Pangaea Re 2019-1, 2/1/23	504,672
441,188+(d)(g)	Pangaea Re 2019-3, 7/1/23	452,968
250,000+(d)(g)	Sector Re V Ltd., 12/1/23 (144A)	264,528
600,000+(d)(g)	St. Andrews Re 2017-1, 2/1/20	40,680
695,194+(d)(g)	St. Andrews Re 2017-4, 6/1/20	68,407
253,645+(d)(g)	Woburn Re 2018, 12/31/21	107,799
74,914+(d)(g)	Woburn Re 2019, 12/31/22	78,301
		$4,410,339
	Total Reinsurance Sidecars	$5,056,499
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $6,554,872)	$6,111,448
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.0% of Net Assets
7,000,000(i)	U.S. Treasury Bills, 8/6/19	$6,998,046
6,000,000(i)	U.S. Treasury Bills, 8/20/19	5,993,574
15,000,000(i)	U.S. Treasury Bills, 8/27/19	14,978,720
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $27,968,887)	$27,970,340
Shares		Value
	INVESTMENT COMPANIES - 0.4% of Net Assets
50,000	BlackRock Floating Rate Income Strategies Fund, Inc.	$641,000
50,000	Eaton Vance Floating-Rate Income Trust	674,000
50,000	First Trust Senior Floating Rate Income Fund II	606,000
50,000	Invesco Senior Income Trust	212,000
	TOTAL INVESTMENT COMPANIES
	(Cost $2,385,509)	$2,133,000
Principal Amount USD ($)		Value
	TEMPORARY CASH INVESTMENTS - 0.4% of Net Assets
	REPURCHASE AGREEMENTS - 0.4%
1,000,000	$1,000,000 ScotiaBank, 2.53%, dated 7/31/19 plus accrued interest on 8/1/19 collateralized by the following: $765 Freddie Mac Giant, 4.0%, 12/1/33 $1,019,348 U.S. Treasury Notes, 2.5%, 1/15/22.	$1,000,000
Principal Amount USD ($)		Value
	REPURCHASE AGREEMENTS - 0.4% - (continued)
1,000,000	$1,000,000 RBC Capital Markets LLC, 2.54%, dated 7/31/19 plus accrued interest on 8/1/19 collateralized by the following: $1,019,029 Federal National Mortgage Association, 4.0%, 2/1/41 $1,043 Government National Mortgage Association, 4.0%, 6/20/49	$1,000,000
		$2,000,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $2,000,000)	$2,000,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 97.8%
	(Cost $548,158,823)	$541,812,113
	OTHER ASSETS AND LIABILITIES - 2.2%	$11,927,047
	NET ASSETS - 100.0%	$553,739,160

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2019, the value of these securities amounted to $9,158,698, or 1.7% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2019.

+	Securities that used significant unobservable inputs to determine their value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2019.
(b)	This term loan will settle after July 31, 2019, at which time the interest rate will be determined.
(c)	Security is in default.
(d)	Non-income producing security.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread is shown at July 31, 2019.
(f)	Securities are restricted as to resale.
(g)	Issued as participation notes.
(h)	Issued as preference shares.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.

SWAP CONTRACT

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
12,543,300	Markit CDX North America High Yield Index Series 32	Receive	5.00%	6/20/24	$757,280	$244,721	$1,002,001
TOTAL SWAP CONTRACT					$757,280	$244,721	$1,002,001
(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$–	$487,065,060	$–	$487,065,060
Common Stock
Specialty Retail	–	–	113,724	113,724
Preferred Stock	287,377	–	–	287,377
Asset Backed Securities	–	1,834,136	–	1,834,136
Collateralized Mortgage Obligation	–	624,997	–	624,997
Corporate Bonds	–	13,672,031	–	13,672,031
Insurance-Linked Securities
Catastrophe Linked Bonds
Multiperil - U.S.	–	–	301,980	301,980
Collateralized Reinsurance
Earthquakes - California	–	–	439,440	439,440
Multiperil - Worldwide	–	–	217,632	217,632
Windstorm - Florida	–	–	95,897	95,897
Reinsurance Sidecars
Multiperil - U.S.	–	–	646,160	646,160
Multiperil - Worldwide	–	–	4,410,339	4,410,339
U.S. Government and Agency Obligations	–	27,970,340	–	27,970,340
Investment Companies	2,133,000	–	–	2,133,000
Repurchase Agreements	–	2,000,000	–	2,000,000
Total Investments in Securities	$2,420,377	$533,166,564	$6,225,172	$541,812,113
Other Financial Instruments
Swap contracts, at value	$–	$1,002,001	$–	$1,002,001
Total Other Financial Instruments	$–	$1,002,001	$–	$1,002,001

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Insurance-Linked Securities	Total
Balance as of 10/31/18	$113,724	$9,462,948	$9,576,672
Realized gain (loss)	--	16,473	16,473
Change in unrealized appreciation (depreciation)	45,220	(538,986)	(493,766)
Accrued discounts/premiums	--	--	--
Purchases	--	3,900,694	3,900,694
Sales	(45,220)	(6,729,681)	(6,774,901)
Transfers in to Level 3*	--	--	--
Transfers out of Level 3*	--	--	--
Balance as of 7/31/19	$113,724	$6,111,448	$6,225,172

*	Transfers are calculated on the beginning of period value. For the nine months ended July 31, 2019, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2019: $(381,952).